INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS
Schedule of long term investments

	As of	As of
	December 31,	December 31,
	2021	2022
	US$	US$
Carrying amount of equity investments without readily determinable fair value	7,670	5,058
Carrying amount of equity method investments	2,380	2,991
Carrying amount of long-term investments	10,050	8,049